Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and advances to customers neither past due nor impaired
Total	R$ 321,595,918	R$ 337,337,152
Low risk
Loans and advances to customers neither past due nor impaired
Total	309,535,667	325,170,838
Medium risk
Loans and advances to customers neither past due nor impaired
Total	9,895,319	10,269,218
High risk
Loans and advances to customers neither past due nor impaired
Total	R$ 2,164,932	R$ 1,897,096